Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Entity's Operating Segments [Abstract]
Schedule of Reporting Segment
The tables below show the Bank’s balances by reporting segment for the years ended December 31, 2024, 2023 and 2022:

	For the year ended December 31, 2024
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations (3)	Provision for loan losses	Support expenses (4)	Other operating income and expenses (5)	Net income before taxes	Income taxes	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail	31,942,515	13,016,941	1,559,556	454,194	61,031	(446,842)	(715,845)	(68,395)	843,699	(219,396)	624,303
Wealth Management & Insurance	818,155	2,773,286	57,773	23,183	2,661	(2,430)	(33,494)	471	48,164	(12,681)	35,483
Middle-market	6,044,799	4,299,293	314,230	43,954	20,533	(53,695)	(43,343)	(2,317)	279,362	(79,109)	200,253
CIB	2,301,491	8,357,393	235,140	54,901	176,705	(2,995)	(97,420)	(2,653)	363,678	(97,559)	266,119
Corporate activity and others	216,884	2,912,321	(379,913)	(29,166)	(10,411)	1,372	(17,878)	(19,312)	(455,308)	189,000	(266,308)
Total	41,323,844	31,359,234	1,786,786	547,066	250,519	(504,590)	(907,980)	(92,206)	1,079,595	(219,745)	859,850
(1)Loans receivable from clients at amortized cost plus the balance owed by banks, without deducting their respective provisions
(2)Includes deposits, demand liabilities, and other time deposits.
(3)Includes the sum of net income (loss) from financial operations and net foreign exchange gain (loss).
(4)Includes the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.
(5)Corresponds to the sum of other operating income and expenses, the result of non-current assets and groups that can be disposed of for sale not eligible as discontinued operations and profit or loss on investments in companies.
NOTE 03 - REPORTING SEGMENTS, continued

	For the year ended December 31, 2023
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Other operating income and expenses (5)	Net income before taxes	Income taxes	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail	31,072,731	13,487,482	1,476,793	384,415	53,012	(295,144)	(701,820)	29,561	946,817	(250,222)	696,595
Wealth Management & insurance	729,012	2,095,310	53,882	20,462	2,992	(77)	(30,724)	2,398	48,933	(12,719)	36,214
Middle-market	6,026,504	3,808,484	310,374	37,394	20,926	(37,515)	(41,176)	105	290,108	(85,261)	204,847
CIB	3,089,036	8,275,044	246,636	49,793	183,871	10,418	(90,944)	2,519	402,293	(105,017)	297,276
Corporate Activity & others	(105,397)	2,009,448	(994,636)	10,576	41,654	(467)	(13,396)	(40,497)	(996,766)	355,671	(641,095)
Total	40,811,886	29,675,768	1,093,049	502,640	302,455	(322,785)	(878,060)	(5,914)	691,385	(97,548)	593,837
(1)Loans receivable from clients at amortized cost plus the balance owed by banks, without deducting their respective provisions
(2)Includes deposits, demand liabilities, and other time deposits.
(3)Includes the sum of net income (loss) from financial operations and net foreign exchange gain (loss).
(4)Includes the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.
(5)Corresponds to the sum of other operating income and expenses, the result of non-current assets and groups that can be disposed of for sale not eligible as discontinued operations and profit or loss on investments in companies.
NOTE 03 - REPORTING SEGMENTS, continued

	For the year ended December 31, 2022
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Other operating income and expenses (5)	Net income before taxes	Income taxes	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Retail	30,357,086	15,562,879	1,277,436	329,849	44,208	(289,841)	(683,944)	(62,219)	615,489	171,927	787,416
Wealth Management & insurance	363,202	891,933	25,943	33,010	1,339	(243)	(17,376)	(471)	42,202	11,699	53,901
Middle-market	4,844,595	3,200,894	212,274	28,884	11,008	(57,253)	(39,831)	(3,364)	151,718	42,740	194,458
CIB	3,137,086	6,644,834	146,773	37,804	158,937	(8,082)	(91,926)	(2,184)	241,322	66,117	307,439
Corporate Activity & others	27,432	764,475	(92,314)	(22,278)	1,686	(1,075)	(21,943)	(13,701)	(149,625)	(45,896)	(195,521)
Total	38,729,401	27,065,015	1,570,112	407,269	217,178	(356,494)	(855,020)	(81,939)	901,106	246,587	1,147,693
(1)Loans receivable from clients at amortized cost plus the balance owed by banks, without deducting their respective provisions
(2)Includes deposits, demand liabilities, and other time deposits.
(3)Includes the sum of net income (loss) from financial operations and net foreign exchange gain (loss).
(4)Includes the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.
(5)Corresponds to the sum of other operating income and expenses, the result of non-current assets and groups that can be disposed of for sale not eligible as discontinued operations and profit or loss on investments in companies